UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)

Equity Securities 97.6%
Argentina 5.3%
Banco Macro Bansud SA “B”	1,229,530	2,473,469
BI SA “A” (New)* (a)	2,326,823	34,902
BIARSA	3,481,824	891,347
Loma Negra SA* (a)	448,653	826,620
Nortel Inversora SA “B” (ADR) (Preferred)*	33,663	230,252
Quimica Estrella SA “B”*	359,687	90,156
Telecom Argentina SA “B”*	462,175	1,184,022
Tenaris SA (ADR)	851,400	33,136,488

(Cost $22,703,216)		38,867,256
Brazil 56.8%
Aracruz Celulose SA “B” (ADR) (Preferred)	95,400	4,768,092
Banco Bradesco SA (ADR) (Preferred)	883,300	29,617,049
Banco Itau Holding Financeira SA (ADR) (Preferred)	438,900	13,544,454
Banco Itau Holding Financeira SA (Preferred)	751,880	23,000,512
Brasil Telecom SA (Preferred)	36,511,333	143,662
Braskem SA “A” (Preferred)	52	270
Companhia de Bebidas das Americas (ADR) (Preferred)	386,700	15,564,675
Companhia de Concessoes Rodoviarias	659,800	6,202,211
Companhia Energetica de Minas Gerais (ADR) (Preferred)	32,700	1,426,047
Companhia Energetica de Minas Gerais SA (Preferred)	467,800,000	20,223,668
Companhia Siderurgica Nacional SA (ADR)	254,000	8,211,820
Companhia Vale do Rio Doce “A” (Preferred)	71,378	1,420,670
Companhia Vale do Rio Doce (ADR)	1,108,600	25,719,520
Companhia Vale do Rio Doce (ADR) (Preferred)	1,886,800	37,547,320
CPFL Energia SA (ADR)	70,900	2,643,861
Diagnosticos da America SA*	226,200	3,939,654
EDP - Energias do Brasil SA	275,400	3,114,153
Gerdau SA (ADR) (Preferred)	423,650	6,596,231
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred)	320,500	10,262,410
Localiza Rent a Car SA	37,100	773,379
Lojas Renner SA	136,900	7,928,936
Natura Cosmeticos SA	536,000	5,950,080
Net Servicos de Comunicacao SA (Preferred)*	10,421,800	5,844,448
Petroleo Brasileiro SA (ADR)	279,200	25,652,896
Petroleo Brasileiro SA (ADR) (Preferred)	528,200	43,756,088
Petroleo Brasileiro SA (Preferred)	3,129,988	64,599,614
Tam SA (ADR) (Preferred)*	291,800	7,864,010
Tim Participacoes SA (ADR) (Preferred)	314,600	7,802,080
Tractebel Energia SA	181,400	1,425,852
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	213,900	14,838,243
Usinas Siderurgicas de Minas Gerais SA “A” (Preferred)	317,200	10,935,417
Votorantim Celulose e Papel SA (ADR) (Preferred)	460,300	7,176,077

(Cost $219,094,096)		418,493,399
Chile 2.4%
Cencosud SA	2,955,600	7,242,108
Empresa Nacional de Electricidad SA (ADR)	296,400	8,222,136
Sociedad Quimica y Minera de Chile SA (ADR)	20,200	2,171,702

(Cost $12,669,826)		17,635,946
Mexico 30.9%

America Movil SA de CV “L” (ADR)	2,423,300	86,705,674
Cemex SA de CV (ADR)*	1,339,276	37,928,296
Corporacion GEO SA de CV “B”*	4,282,400	16,936,211
Fomento Economico Mexicano SA de CV (ADR)	250,560	21,999,168
Grupo Financiero Banorte SA de CV “O”	5,912,300	16,235,396
Grupo Modelo SA de CV “C”	1,945,500	8,519,466
Grupo Televisa SA (ADR)	565,200	10,467,504
Urbi, Desarrollo Urbanos, SA de CV*	2,469,900	6,399,376
Wal-Mart de Mexico SA de CV “V”	7,209,384	22,230,784

(Cost $104,669,288)		227,421,875
United States 2.2%
NII Holdings, Inc.*	164,300	8,671,754
Southern Copper Corp.	80,100	7,729,650

(Cost $15,798,947)		16,401,404

Total Equity Securities (Cost $374,935,373)		718,819,880
Cash Equivalents 2.0%
United States
Cash Management QP Trust, 5.3% (b) (Cost $14,876,008)	14,876,008	14,876,008
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 389,811,381)	99.6	733,695,888
Other Assets and Liabilities, Net	0.4	2,857,610

Net Assets	100.0	736,553,498

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
BI SA “A” (New)	10/22/1993	3,360,564	34,902	0.00
Loma Negra SA	8/23/1999- 11/17/2001	4,816,805	826,620	0.11
Total Restricted Securities			861,522	0.11

(b)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At July 31, 2006, the DWS Latin America Equity Fund had the following sector diversification:

		As a % of Equity
Sector	Market Value ($)	Securities
Energy	167,145,086	23.3%
Materials	151,031,685	21.0%
Telecommunication Services	104,737,444	14.6%
Financials	99,744,025	13.9%
Consumer Staples	81,506,281	11.3%
Consumer Discretionary	47,576,475	6.6%
Utilities	37,055,717	5.2%
Industrials	26,083,513	3.6%
Health Care	3,939,654	0.5%
Total	718,819,880	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006